File No. 333-232202

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	1	/ X/

(Check appropriate box or boxes)

DELAWARE GROUP EQUITY FUNDS IV
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

2005 Market Street, Philadelphia, Pennsylvania 19103-7094
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:  Class A, Class R6, and Institutional Class Shares of beneficial interest, no par value, Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund, Delaware Total Return Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund, series of the Registrant.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(B) under the Securities Act of 1933.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on July 29, 2019 (Accession No. 0001137439-19-000335).

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Incorporated by reference
4.	Part B – Incorporated by reference
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

PART C
Delaware Group® Equity Funds IV
OTHER INFORMATION

Item 15.
Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007. Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed July 28, 2015.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.
(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007.
(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 25, 2009.
(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 25, 2009.
(iv) Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 54 filed July 28, 2015.
(b) Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.
	(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;
(i) By-Laws. Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed July 28, 2015.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a)
Form of Agreement and Plan of Reorganization by and between First Investors Equity Funds, First Investors Income Funds, First Investors Life Series Funds, First Investors Tax Exempt Funds, Delaware Group Equity Funds IV, Delaware Group Limited-Term Government Funds, Delaware VIP Trust, Macquarie Investment Management Business Trust and Foresters Investment Management Company, Inc. incorporated into this filing by reference to Exhibit E to the definitive materials filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on July 29, 2019.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 43 filed January 28, 2010.

		(i)	Executed Amendment No. 3 (July 19, 2019) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 74 filed October 4, 2019.
(b)
Executed Sub-Advisory Agreement (July 19, 2019) between Wellington Management Company LLP and Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to Delaware Hedged U.S. Equity Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 74 filed October 4, 2019.

(c)
Executed Investment Advisory Expense Limitation Letter (July 4, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 71 filed July 29, 2019.

(d)
Executed Sub-Advisory Agreement (July 19, 2019) between Smith Asset Management Group, LP and Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to Delaware Growth Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 74 filed October 4, 2019.

(e)
Executed Sub-Advisory Agreement (July 19, 2019) between Ziegler Capital Management, LLC and Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to Delaware Covered Call Strategy Fund and Delaware Premium Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 74 filed October 4, 2019.

(f)
Executed Investment Advisory Expense Limitation Letter (October 4, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 74 filed October 4, 2019.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 60 filed June 30, 2016.

		(ii)	Executed Amendment No. 2 (July 19, 2019) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 74 filed October 4, 2019.
		(iii)	Executed Distribution Expense Limitation Letter (October 4, 2019) incorporated into this filing by reference to Post-Effective Amendment No. 74 filed October 4, 2019.
	(b)	Form of Dealer’s Agreement incorporated into this filing by reference to Post-Effective Amendment No. 71 filed July 29, 2019.
	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 71 filed July 29, 2019.

	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 71 filed July 29, 2019.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;
Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed January 27, 2009.

(i) Executed Amendment (January 1, 2014) to the Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 52 filed January 28, 2015.
(ii) Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 66 filed July 26, 2018.
(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2008.

(i) Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed January 28, 2011.
(ii) Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to the Registration Statement on Form N-14 filed June 4, 2010.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed October 19, 2010.
	(b)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed October 19, 2010.
	(c)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed October 19, 2010.
	(d)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (February 28, 2018) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed July 26, 2018.
(i)
Updated Appendix A (October 4, 2019) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 74 filed October 4, 2019.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;
(a)
Opinion and Consent of Counsel (July 19, 2019) with respect to Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund, Delaware Total Return Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund and Delaware Strategic Income II Fund incorporated in to this filing by reference to Post- Effective Amendment No. 70 filed July 19, 2019

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Tax Opinion and Consent of Counsel (October 4, 2019) attached as Exhibit No. EX-99.12.a.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed November 26, 2003.
		(ii)	Executed Amendment No. 3 to Schedule A (October 4, 2019) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 74 filed October 4, 2019.
		(iii)	Executed Amended and Restated Schedule B (July 1, 2018) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 66 filed July 26, 2018.
(iv)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 52 filed January 28, 2015.

(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 50 filed January 28, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 66 filed July 26, 2018.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 50 filed January 28, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 52 filed January 28, 2015.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 66 filed July 26, 2018.

	(14)	Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
(a) Consent of Independent Registered Public Accounting Firm (June 14, 2019) incorporated into this filing by reference to the Registration Statement on Form N-14 filed June 19, 2019.
(b) Consent of Independent Registered Public Accounting Firm (June 14, 2019) incorporated into this filing by reference to the Registration Statement on Form N-14 filed June 19, 2019.
	(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed by the registration statement; and
(a) Powers of Attorney (June 19, 2019) incorporated into this filing by reference to the Registration Statement on Form N-14 filed June 19, 2019.
	(17)	Any additional exhibits which the Registrant may wish to file.
(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed July 27, 2017.

Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
Pursuant to the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 11th day of October, 2019.  The Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933.

DELAWARE GROUP EQUITY FUNDS IV

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	October 11, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	October 11, 2019
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	October 11, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	October 11, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	October 11, 2019
Joseph W. Chow

John A. Fry	*	Trustee	October 11, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	October 11, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	October 11, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	October 11, 2019
Thomas K. Whitford

Christianna Wood	*	Trustee	October 11, 2019
Christianna Wood

Janet L. Yeomans	*	Trustee	October 11, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	October 11, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed and filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Equity Funds IV N-14)
Exhibit No.	Exhibit
EX-99.12.a	Tax Opinion and Consent of Counsel (October 4, 2019)